EXPLORATION AND EVALUATION ASSET (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
Total
$
DECEMBER 31, 2023	110,236,198

Claims and maintenance	23,376
Engineering	868,331
Exploration and camp support	437,632
Permitting	9,674,264
Salary and wages	1,289,677
Share-based payments	161,342

DECEMBER 31, 2024	122,690,820

Claims and maintenance	38,133
Engineering	918,454
Exploration and camp support	919,095
Permitting	17,247,920
Salary and wages	1,859,164
Share-based payments	618,649

DECEMBER 31, 2025	144,292,235